Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consists of the following:

	December 31
	2018	2017
	(In thousands)
Land	$26,108	$50,498
Land rights and buildings	92,495	99,126
Plant and machinery	673,919	640,056
Other equipment, furniture and fixtures	28,460	26,655
Prepayments and construction in progress	98,096	46,512
Total property, plant and equipment	919,078	862,847
Less: accumulated depreciation	435,544	400,718
Net property, plant and equipment	$483,534	$462,129